Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Gelesis
Schedule of future minimum rental payments under the Company's noncancelable operating leases

Future maturities of the lease liability under the Company’s noncancelable operating leases at December 31, 2021 are as follows (in thousands):

At December 31, 2021
2022	$634
2023	639
2024	555
2025	385
2026	33
More than 5 years	16
Total undiscounted lease maturities	$2,262
Imputed interest	(202)
Total lease liability	$2,060